Schedule I-Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)	12 Months Ended
Dec. 31, 2016
Schedule I-Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only) [Abstract]
Schedule I-Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Balance Sheets
December 31, 2016 and 2015
(In thousands of US Dollars, except for share and per share data)

	2016	2015
ASSETS
Current assets:
Cash and cash equivalents	8,809	2,078
Restricted cash	50	50
Other current assets	-	24
Total current assets	8,859	2,152

Non-current assets:
Investments in subsidiaries*	29,998	21,613
Total non-current assets	29,998	21,613

TOTAL ASSETS	38,857	23,765

LIABILITIES AND STOCKHOLDERS EQUITY
Current liabilities:
Current portion of convertible promissory notes	200	103
Trade accounts and other payables	167	171
Accrued liabilities	683	176
Total current liabilities	1,050	450

Non-current liabilities:
Due to related parties, noncurrent	5,878	-
Long-term portion of convertible promissory notes	1,097	31
Total liabilities	8,025	481

Commitments and contingencies	-	-

STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	-	-
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2016 and 2015; 34,072,210 and 19,522,413 shares issued and outstanding as at December 31, 2016 and 2015, respectively	3	2
Additional paid-in capital	369,291	337,121
Accumulated deficit	(338,462)	(313,839)
Total Stockholders' equity	30,832	23,284
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	38,857	23,765

* Eliminated in consolidation

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
 Statements of Income / (Loss)
For the years ended December 31, 2016, 2015 and 2014
(In thousands of US Dollars, except for share and per share data)

	2016	2015	2014
Expenses:
General and administration expenses	(2,115)	(1,256)	(1,123)
Operating loss	(2,115)	(1,256)	(1,123)

Other (expenses) / income, net:
Interest and finance cost – related party	(2,621)	(399)	-
Other, net	(18)	(9)	8
Total other (expenses) / income, net	(2,639)	(408)	8

Equity in (loss)/earnings of subsidiaries*	(19,869)	(7,292)	81,463

Net (loss) / income	(24,623)	(8,956)	80,348

Net (loss) / income per common share
Basic and diluted	(1.20)	(0.83)	30.06
Weighted average common shares outstanding
Basic	20,553,007	10,773,404	2,672,945
Diluted	20,553,007	10,773,404	2,672,950

* Eliminated in consolidation

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Statements of Cash Flows
For the years ended December 31, 2016, 2015 and 2014
(In thousands of US Dollars)

	2016	2015	2014
Net cash used in operating activities	(2,441)	(1,202)	(1,195)

Cash flows used in investing activities:
Investments in subsidiaries	(28,734)	(28,633)	(2,198)
Net cash used in investing activities	(28,734)	(28,633)	(2,198)

Cash flows from financing activities:
Net proceeds from issuance of common stock	22,606	13,820	3,204
Proceeds from convertible promissory notes	9,400	15,765	-
Proceeds from related party debt	12,800	-	-
Repayments of related party debt	(6,900)	-	-
Repayments of convertible promissory notes	-	(200)	-
Restricted cash retained	-	(50)	-
Net cash provided by financing activities	37,906	29,335	3,204

Net increase / (decrease) in cash and cash equivalents	6,731	(500)	(189)
Cash and cash equivalents at beginning of period	2,078	2,578	2,767
Cash and cash equivalents at end of period	8,809	2,078	2,578

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	1,176	222	-

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Notes To The Condensed Financial Statements
(All amounts in footnotes in thousands of US Dollars)

1.            Basis of Presentation
In the parent-company-only condensed financial statements, the Parent Company's (the "Company") investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company did not receive cash dividends from its subsidiaries during the years ended December 31, 2016, 2015 and 2014.
The parent-company-only condensed financial statements should be read in conjunction with the Company's consolidated financial statements.

2.            Transactions with Related Parties
Convertible Promissory Notes
On March 12, 2015, the Company issued an unsecured convertible promissory note of $4,000 to Jelco for general corporate purposes. At Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares at a conversion price of $0.90 per share.
On September 7, 2015, the Company issued an unsecured revolving convertible promissory note of up to $6,765 to Jelco for general corporate purposes. The unsecured revolving convertible promissory note has been amended seven times, increasing the maximum principal amount available to be drawn to $21,165. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note may be paid in common shares at a conversion price of $0.90 per share.
See Note 3 "Transactions with Related Parties" to the consolidated financial statements for further information.
Loan Agreement
On October 4, 2016, the Company entered into a $4,150 loan facility with Jelco to finance the initial deposits for the vessels M/V Lordship and the M/V Knightship. On November 17, 2016 and November 28, 2016, the Company entered into amendments to this facility, which, among other things, increased the aggregate amount that may be borrowed under the facility to up to $12,800. On December 14, 2016, the Company prepaid Jelco a total of $6,900 in accordance with the facility provisions.
See Note 3 "Transactions with Related Parties" to the consolidated financial statements for further information.

3.            Guarantee
The Company has guaranteed the payment of principal and interest under the terms of the following loan agreements: the March 6, 2015 loan agreement with Alpha Bank A.E., the September 1, 2015 loan agreement with HSH Nordbank AG, the September 11, 2015 facility agreement with UniCredit Bank AG, the November 4, 2015 loan agreement with Alpha Bank A.E. and the December 2, 2015 facility agreement with Natixis. In the event of a default under these loan agreements, the Company will be directly liable to the lenders. These facilities mature at various times between 2020 and 2021. The maximum potential amount that the Company could be liable for under these guarantee as of December 31, 2016 is $178,130.
See Note 7 "Long-Term Debt" to the consolidated financial statements for further information.

4.            Restrictions Which Limit the Payment of Dividends
Restrictions on Payment of Dividends
The Alpha Bank A.E. loan facility dated March 6, 2015 places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period.
The Alpha Bank A.E. loan facility dated November 4, 2015 places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period.
Restricted Net Assets of Consolidated Subsidiaries
As of December 31, 2016, the restricted net assets of the vessel owning subsidiaries of M/V Geniuship and M/V Gloriuship that have entered into the September 1, 2015 loan agreement with HSH Nordbank AG amounted to $156 and $523, respectively. The HSH loan agreement places a restriction on the vessel owning subsidiaries' ability to distribute dividends to the Company, in case the market values of M/V Geniuship and M/V Gloriuship plus any additional security is less than 145% of total facility outstanding and the cash balance of the borrowers after distribution of dividends is less than $3,000. The $3,000 condition on payment of dividends does not apply after June 30, 2018.
As of December 31, 2016, the negative restricted net assets of the vessel owning subsidiaries of M/V Lordship and M/V Knightship that have entered into the November 28, 2016 loan agreement with NSF amounted to $5,914 and $6,817, respectively. The NSF loan agreement places a restriction on each vessel owning subsidiary's ability to distribute dividends to the Company or make any other form of distribution or effect any return of share capital if the vessel owning subsidiary maintains a balance in its earnings account that when aggregated with a minimum liquidity amount is less than $1,000.